UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.6%
Aerospace & Defense: 9.4%
310,325	Airbus Group NV - ADR	$4,847,276
26,700	Precision Castparts Corp.	6,324,696
163,925	Safran SA - ADR	2,622,800
		13,794,772
Beverages: 3.9%
61,850	Monster Beverage Corp. *	5,669,790
Biotechnology: 19.7%
38,225	Alexion Pharmaceuticals, Inc *	6,338,469
16,925	Biogen Idec, Inc. *	5,598,959
116,925	Celgene Corp. *	11,082,152
16,175	Regeneron Pharmaceuticals, Inc. *	5,831,411
		28,850,991
Capital Markets: 6.8%
16,725	BlackRock, Inc.	5,491,152
113,150	Invesco, Ltd.	4,467,162
		9,958,314
Chemicals: 3.2%
41,250	Monsanto Co.	4,641,038
Health Care Equipment & Supplies: 3.0%
107,175	Abbott Laboratories	4,457,408
Hotels, Restaurants & Leisure: 12.0%
52,325	Las Vegas Sands Corp.	3,255,138
74,700	Starbucks Corp.	5,636,862
21,275	Wynn Resorts, Ltd.	3,980,127
65,625	Yum! Brands, Inc.	4,723,688
		17,595,815
Internet & Catalog Retail: 4.0%
5,100	Priceline Group, Inc. *	5,908,758
Internet Software & Services: 10.1%
32,550	Alibaba Group Holding, Ltd. - ADR*	2,892,067
6,550	Google, Inc. - Class A *	3,854,085
4,275	Google, Inc. - Class C *	2,468,214
374,625	Tencent Holdings, Ltd. - ADR	5,551,943
		14,766,309
IT Services: 10.1%
123,900	Cognizant Technology Solutions Corp. - Class A *	5,547,003
55,975	MasterCard, Inc. - Class A	4,137,672
23,950	Visa, Inc. - Class A	5,110,212
		14,794,887
Media: 7.6%
64,175	Comcast Corp. - Class A	3,451,332
55,525	Discovery Communications, Inc. - Class A *	2,098,845
46,900	Discovery Communications, Inc. - Class C *	1,748,432
50,100	Time Warner, Inc.	3,768,021
		11,066,630

Multiline Retail: 3.4%
46,450	Dollar General Corp. *	$2,838,559
39,225	Dollar Tree, Inc. *	2,199,346
		5,037,905
Pharmaceuticals: 6.4%
30,350	Allergan, Inc.	5,408,066
26,825	Perrigo Co. PLC	4,028,847
		9,436,913
TOTAL COMMON STOCKS
(Cost $117,924,743)		145,979,530
SHORT-TERM INVESTMENTS: 0.5%
786,785	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	786,785
TOTAL SHORT-TERM INVESTMENTS
(Cost $786,785)		786,785
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $118,711,528)		146,766,315
Liabilities in Excess of Other Assets: (0.1)%		(151,670)
TOTAL NET ASSETS: 100.0%		$146,614,645

ADR American Depository Receipt
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$119,025,589
Gross unrealized appreciation		28,663,274
Gross unrealized depreciation		(922,548)
Net unrealized appreciation		$27,740,726

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$145,979,530	$-	$-	$145,979,530

Short-Term Investments	786,785	-	-	786,785
	$146,766,315	$-	$-	$146,766,315

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the three months ended September 30, 2014.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.2%
Aerospace & Defense: 6.7%
2,525	Airbus Group NV	$158,887
2,615	Safran SA	169,703
		328,590
Banks: 5.4%
7,000	DBS Group Holdings, Ltd.	101,074
3,525	HDFC Bank, Ltd. - ADR	164,194
		265,268
Beverages: 3.3%
1,800	Monster Beverage Corp. *	165,006
Biotechnology: 17.0%
825	Alexion Pharmaceuticals, Inc *	136,801
500	Biogen Idec, Inc. *	165,405
3,890	Celgene Corp. *	368,694
465	Regeneron Pharmaceuticals, Inc. *	167,642
		838,542
Capital Markets: 8.4%
317	BlackRock, Inc.	104,078
2,540	Invesco, Ltd.	100,279
2,175	Julius Baer Group, Ltd.	97,621
430	Partners Group Holding AG	113,276
		415,254
Chemicals: 2.7%
1,200	Monsanto Co.	135,012
Electronic Equipment, Instruments & Components: 2.6%
3,980	Hexagon AB - Class B	126,305
Food & Staples Retailing: 1.9%
2,400	Seven & I Holdings Co., Ltd.	93,090
Gas Utilities: 1.5%
28,000	China Resources Gas Group, Ltd.	75,726
Hotels, Restaurants & Leisure: 6.9%
15,600	Sands China, Ltd.	81,367
1,605	Starbucks Corp.	121,113
42,800	Wynn Macau, Ltd.	136,147
		338,627
Industrial Conglomerates: 1.6%
9,500	Beijing Enterprises Holdings, Ltd.	81,421
Insurance: 2.1%
22,085	AMP, Ltd.	105,577
Internet & Catalog Retail: 2.9%
123	Priceline Group, Inc. *	142,505
Internet Software & Services: 15.3%
1,105	Alibaba Group Holding, Ltd. - ADR*	98,179
470	Baidu, Inc. - ADR*	102,568
175	Google, Inc. - Class A *	102,972
148	Google, Inc. - Class C *	85,449

127	NAVER Corp.	$97,123
12,325	Tencent Holdings, Ltd.	183,331
3,125	Yandex NV - Class A *	86,860
		756,482
IT Services: 9.4%
1,590	Cap Gemini SA	114,129
2,805	Cognizant Technology Solutions Corp. - Class A *	125,580
1,440	MasterCard, Inc. - Class A	106,445
550	Visa, Inc. - Class A	117,354
		463,508
Media: 1.9%
1,230	Time Warner, Inc.	92,508
Multiline Retail: 2.6%
1,175	Next PLC	125,815
Pharmaceuticals: 2.7%
1,465	UCB SA	133,005
Professional Services: 1.8%
1,195	DKSH Holding AG	89,184
Semiconductors & Semiconductor Equipment: 2.1%
1,485	NXP Semiconductor NV *	101,619
Specialty Retail: 1.4%
53,600	Chow Tai Fook Jewellery Group, Ltd.	69,719
TOTAL COMMON STOCKS
(Cost $4,392,437)		4,942,763
SHORT-TERM INVESTMENTS: 0.9%
42,159	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	42,159
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,159)		42,159
TOTAL INVESTMENTS IN SECURITIES: 101.1%
(Cost $4,434,596)		4,984,922
Liabilities in Excess of Other Assets: (1.1)%		(53,988)
TOTAL NET ASSETS: 100.0%		$4,930,934

ADR American Depository Receipt
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc.
and S&P and has been licensed for use by U.S. Bancorp.

Percentage of Total
Net Assets
Portfolio Diversification
United States	46.2%
France	9.0%
China	7.8%
Switzerland	6.1%
Hong Kong	4.6%
Cayman Islands	4.4%
Netherlands	3.8%
India	3.3%
Belgium	2.7%
Sweden	2.6%
United Kingdom	2.6%
Australia	2.1%
Singapore	2.0%
South Korea	2.0%
Japan	1.9%
Liabilities in excess of other assets	-1.1%
TOTAL INVESTMENTS	100.0%

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$4,434,651
Gross unrealized appreciation	686,503
Gross unrealized depreciation	(136,232)
Net unrealized appreciation	$550,271

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$4,942,763	$-	$-	$4,942,763

Short-Term Investments	42,159	-	-	42,159
	$4,984,922	$-	$-	$4,984,922

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the three months ended September 30, 2014.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.5%
Aerospace & Defense: 2.5%
3,320	Hexcel Corp. *	$131,804
Air Freight & Logistics: 1.0%
1,320	Expeditors International of Washington, Inc.	53,566
Beverages: 2.9%
1,725	Monster Beverage Corp. *	158,131
Biotechnology: 7.7%
5,145	Aegerion Pharmaceuticals, Inc. *	171,740
9,375	NPS Pharmaceuticals, Inc. *	243,750
		415,490
Capital Markets: 14.8%
1,050	Affiliated Managers Group, Inc. *	210,378
2,190	Artisan Partners Asset Management, Inc. - Class A	113,989
14,600	Julius Baer Group, Ltd. - ADR	129,794
2,010	LPL Financial Holdings, Inc.	92,560
3,685	SEI Investments Co.	133,250
2,220	Waddell & Reed Financial, Inc. - Class A	114,752
		794,723
Communications Equipment: 5.2%
955	F5 Networks, Inc. *	113,397
9,500	Radware, Ltd. *	167,770
		281,167
Electronic Equipment, Instruments & Components: 3.5%
2,740	IPG Photonics Corp. *	188,457
Energy Equipment & Services: 2.5%
2,100	Oceaneering International, Inc.	136,857
Food & Staples Retailing: 2.4%
3,615		126,272
Health Care Technology: 2.0%
4,055	IMS Health Holdings, Inc. *	106,200
Hotels, Restaurants & Leisure: 7.1%
2,820	Cheesecake Factory, Inc.	128,310
4,015	Home Inns & Hotels Management, Inc. - ADR*	116,395
3,920	MGM China Holdings, Ltd. - ADR^	135,393
		380,098
Household Durables: 1.9%
1,030	Harman International Industries, Inc.	100,981
Internet Software & Services: 7.3%
1,320	Autohome, Inc. - ADR*	55,453
5,445	Yandex NV - Class A *	151,344
2,445	YY, Inc. - ADR*	183,106
		389,903
IT Services: 5.3%
4,045	EPAM Systems, Inc. *	177,131
1,245	Syntel, Inc. *	109,485
		286,616

Media: 2.6%
2,400	AMC Networks, Inc. - Class A *	$140,208
Metals & Mining: 1.7%
1,985	Carpenter Technology Corp.	89,623
Multiline Retail: 2.9%
2,795	Dollar Tree, Inc. *	156,716
Pharmaceuticals: 9.6%
2,530	Pacira Pharmaceuticals, Inc. *	245,207
1,715	Salix Pharmaceuticals, Ltd. *	267,952
		513,159
Semiconductors & Semiconductor Equipment: 2.2%
3,285	Altera Corp.	117,537
Software: 5.4%
8,075	Cadence Design Systems, Inc. *	138,971
3,640	SolarWinds, Inc. *	153,062
		292,033
Specialty Retail: 8.2%
3,760	GNC Holdings, Inc. - Class A	145,662
1,475	Ulta Salon Cosmetics & Fragrance, Inc. *	174,301
2,735	Vitamin Shoppe, Inc. *	121,407
		441,370
Textiles, Apparel & Luxury Goods: 1.8%
2,915	Movado Group, Inc.	96,370
TOTAL COMMON STOCKS
(Cost $5,217,541)		5,397,281
SHORT-TERM INVESTMENTS: 0.5%
25,619	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	25,619
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,619)		25,619
TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $5,243,160)		5,422,900
Liabilities in Excess of Other Assets: (1.0)%		(53,016)
TOTAL NET ASSETS: 100.0%		$5,369,884

ADR American Depository Receipt
^ Level 2 security. See Summary of Fair Value Disclosures at September 30, 2014 for more information.
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc.
and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$5,251,405
Gross unrealized appreciation		605,864
Gross unrealized depreciation		(434,369)
Net unrealized appreciation		$171,495

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$5,261,888	$135,393	$-	$5,397,281

Short-Term Investments	25,619	-	-	25,619
	$5,287,507	$135,393	$-	$5,422,900

^ See Schedule of Investments for industry breakouts.
* Level 2 Common Stock securities are related to the Hotels, Restaurants, & Leisure industry.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the three months ended September 30, 2014.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.7%
Aerospace & Defense: 7.0%
2,275	Airbus Group NV	$143,156
2,660	Safran SA	172,623
		315,779
Banks: 2.9%
9,000	DBS Group Holdings, Ltd.	129,952
Beverages: 3.2%
1,580	Monster Beverage Corp. *	144,839
Biotechnology: 18.9%
1,015	Alexion Pharmaceuticals, Inc *	168,307
610	Biogen Idec, Inc. *	201,794
3,815	Celgene Corp. *	361,586
320	Regeneron Pharmaceuticals, Inc. *	115,367
		847,054
Capital Markets: 16.5%
535	BlackRock, Inc.	175,651
3,730	IGM Financial, Inc.	160,864
2,230	Invesco, Ltd.	88,040
3,320	Julius Baer Group, Ltd.	149,012
630	Partners Group Holding AG	165,963
		739,530
Chemicals: 3.0%
1,185	Monsanto Co.	133,324
Health Care Equipment & Supplies: 4.3%
4,660	Abbott Laboratories	193,809
Hotels, Restaurants & Leisure: 12.2%
20,000	Sands China, Ltd.	104,316
1,830	Starbucks Corp.	138,092
45,600	Wynn Macau, Ltd.	145,054
2,210	Yum! Brands, Inc.	159,076
		546,538
Industrial Conglomerates: 1.6%
6,000	Hutchison Whampoa, Ltd.	72,635
Insurance: 3.1%
28,780	AMP, Ltd.	137,583
Internet & Catalog Retail: 2.7%
104	Priceline Group, Inc. *	120,492
Internet Software & Services: 5.4%
1,005	Alibaba Group Holding, Ltd. - ADR*	89,294
10,400	Tencent Holdings, Ltd.	154,697
		243,991
IT Services: 5.3%
1,805	Cap Gemini SA	129,562
2,425	Cognizant Technology Solutions Corp. - Class A *	108,567
		238,129

Media: 3.1%
1,845	Time Warner, Inc.	$138,763
Multiline Retail: 2.5%
1,065	Next PLC	114,036
Pharmaceuticals: 5.4%
4,195	AbbVie, Inc.	242,303
Professional Services: 2.6%
56	SGS SA	116,200
TOTAL COMMON STOCKS
(Cost $4,404,182)		4,474,957
SHORT-TERM INVESTMENTS: 0.6%
25,057	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	25,057
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,057)		25,057
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $4,429,239)		4,500,014
Liabilities in Excess of Other Assets: (0.3)%		(14,665)
TOTAL NET ASSETS: 100.0%		$4,485,349

ADR American Depository Receipt
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc.
and S&P and has been licensed for use by U.S. Bancorp.

		Percentage of Total
		Net Assets
Portfolio Diversification
United States		56.1%
France		9.9%
Switzerland		9.6%
Cayman Islands		5.6%
China		5.4%
Canada		3.6%
Australia		3.1%
Singapore		2.9%
United Kingdom		2.5%
Hong Kong		1.6%
Liabilities in excess of other assets		-0.3%
TOTAL INVESTMENTS		100.0%

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$4,434,149
Gross unrealized appreciation	287,253
Gross unrealized depreciation	(221,388)
Net unrealized appreciation	$65,865

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$4,474,957	$-	$-	$4,474,957

Short-Term Investments	25,057	-	-	25,057
	$4,500,014	$-	$-	$4,500,014

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the three months ended September 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President

Date November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date November 24, 2014

By (Signature and Title)* /s/ Eric C. Vanandel
                                              Eric C. Vanandel, Treasurer

Date November 28, 2014

* Print the name and title of each signing officer under his or her signature.